GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Changes in the carrying amount of goodwill allocated to its reporting units for the six months ended June 30, 2025, and the year ended December 31, 2024, are as follows:

	Soft	Durum	Couscous
	Wheat	Wheat	and Pasta	Total
	(in thousands)
Balance at December 31, 2023	$33,151	$2,411	$8,449	$44,011
Foreign currency exchange adjustments	(890)	(52)	(183)	(1,125)
Balance at December 31, 2024	$32,261	$2,359	$8,266	$42,886
Impairment	-	(995)	-	(995)
Foreign currency exchange adjustments	3,923	222	997	5,142
Balance at June 30, 2025	$36,184	$1,586	$9,263	$47,033

SCHEDULE OF INTANGIBLE ASSETS

Changes in the carrying amount of intangible assets for the six months ended June 30, 2025, and the year ended December 31, 2024, are as follows:

	Trade	Customer	Other	Total Intangible
	names	relationships	intangibles	Assets
	(in thousands)
Balance at December 31, 2023	$967	$1,775	$1,906	$4,648
Acquisitions	-	-	283	283
Amortization	-	(93)	(259)	(352)
Foreign currency exchange adjustments	(47)	(89)	(39)	(175)
Balance at December 31, 2024	$920	$1,593	$1,891	$4,404
Acquisitions	-	-	195	195
Amortization	-	(58)	(158)	(216)
Transfer	-	-	238	238
Foreign currency exchange adjustments	116	197	246	559
Balance at June 30, 2025	$1,036	$1,732	$2,412	$5,180

SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION

As of June 30, 2025, the weighted-average remaining amortization period for intangibles other than goodwill is 7.3 years and future intangible amortization is expected to total the following:

(in thousands)
Remainder of 2025	$830
2026	830
2027	830
2028	674
2029	517
Thereafter	463
Total amortization	$4,144